SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS

Between July 1, 2011 and August 8, 2011, the Company received $50,000 in short term convertible bridge notes payable from two members of board of directors. The notes bear interest at 10% interest and are due in 30 days from the effective date.

On August 1, 2011, the Company received a $42,500 convertible promissory note. The note bears interest at 8%, and is due six months from the effective date.

NOTE 14 - SUBSEQUENT EVENTS

Between January and March 9, 2011, the Company, through a private sale, issued 2,499,999 shares of its restricted common stock for total proceeds of approximately $212,000.

In March of 2011, the Company received $100,000 and issued a promissory note.

In March of 2011, the Company settled all outstanding liabilities with Mr. Bozsnyak in exchange for 1,200,000 shares of common stock.

In March of 2011, bridge noteholders converted approximately $1,116,000 of principal and $104,000 in accrued interest into 9,079,353 shares of the Company’s common stock.